Redeemable Convertible Preferred Stock - Authorized, Issued and Outstanding Shares and Amounts (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Net carrying amount	[1]	$ 58,205
Series A Preferred Stock
Temporary Equity [Line Items]
Shares authorized		5,000,000	0
Shares issued		5,000,000	0
Shares outstanding		5,000,000	0
Net carrying amount		$ 58,205
Aggregate liquidation preference		$ 50,000	$ 0

[1]	Retroactively restated for the Reverse Recapitalization as a result of the Business Combination as described in Notes 1 and 2.